Financial Instruments and Fair Value Disclosures - Measured on a recurring basis (Table) (Details) - USD ($)	Jun. 30, 2015	Dec. 31, 2014
Derivatives Fair Value [Line Items]
Total	$ 331,013	$ 540,790
Significant Other Observable Inputs (Level 2)
Derivatives Fair Value [Line Items]
Interest rate swaps - asset	(1,894)	(66,475)
Interest rate swaps - liability	$ 332,907	$ 607,265